FINANCIAL INSTRUMENTS (Schedule of Classification of Financial Instruments by Groups - Liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Trade and other payable		$ 1,563	$ 2,020
Convertible loans (Level 3)			3,893
Preferred shares (Level 3)			33,455
Warrants to purchase ordinary shares	[1]	1,372
Warrants to purchase preferred shares and shares (Level 3)			5,398
Financial liabilities		2,935	44,766
Financial liabilities at fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payable
Convertible loans (Level 3)			3,893
Preferred shares (Level 3)			33,455
Warrants to purchase ordinary shares	[1]	1,372
Warrants to purchase preferred shares and shares (Level 3)			5,398
Financial liabilities		1,372	42,746
Financial liabilities at amortized cost [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payable		1,563	2,020
Convertible loans (Level 3)
Preferred shares (Level 3)
Warrants to purchase ordinary shares
Warrants to purchase preferred shares and shares (Level 3)
Financial liabilities		$ 1,563	$ 2,020

[1]	Tradable warrants presented above are valuated based on the market price (a Level 1 valuation) as of December 31, 2018.